EARNINGS PER SHARE	12 Months Ended
Oct. 30, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

Note C

EARNINGS PER SHARE DATA

Basic earnings per share are computed using the weighted-average common shares outstanding. Diluted earnings per share are computed using the weighted-average common shares outstanding after adjusting for potential common shares from stock options. For all years presented, the reported net earnings attributable to the Company were used when computing basic and diluted earnings per share. A reconciliation of the shares used in the computation is as follows:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	266,394	266,732	268,454
Dilutive potential common shares	5,521	3,966	2,525

Diluted weighted-average shares outstanding	271,915	270,698	270,979

For fiscal years 2011, 2010, and 2009, a total of 0.7 million, 3.6 million, and 10.0 million weighted-average outstanding stock options, respectively, were not included in the computation of dilutive potential common shares since their inclusion would have had an antidilutive effect on earnings per share.